UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                        SEI OPPORTUNITY MASTER FUND, L.P.

                  Investment Company Act File Number: 811-21352


                                   Registrant
                        SEI Opportunity Master Fund, L.P.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114

                                Agent For Service
                                Robert A. Nesher
                     SEI Investments Management Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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Item 1. Proxy Voting Record


SEI Opportunity Master Fund, L.P. did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI Opportunity Master Fund, L.P.

By:  /s/ Robert A. Nesher

President

Date:  August 17, 2007